Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Jan. 31, 2025		Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total	[1]	$ 1,328,329		$ 1,305,445
IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	1,104,814
Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	223,515
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	533,763		535,326
Undrawn commitments	[1]	94,488		99,011
Other exposures	[1],[4]	154,334		131,677
Total	[1]	782,585		766,014
Non retail [member] | IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	465,056
Undrawn commitments	[1]	89,009
Other exposures	[1],[4]	135,971
Total	[1]	690,036
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	68,707
Undrawn commitments	[1]	5,479
Other exposures	[1],[4]	18,363
Total	[1]	92,549
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	424,039		417,760
Undrawn commitments	[1],[5]	121,641		121,609
Other exposures	[1],[5]	64		62
Total	[1],[5]	545,744		539,431
Retail [member] | IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	302,945
Undrawn commitments	[1],[5]	111,833
Total	[1],[5]	414,778
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	121,094
Undrawn commitments	[1],[5]	9,808
Other exposures	[1],[5]	64
Total		$ 130,966	[1],[5]	$ 127,000

[1]	After credit risk mitigation and excludes equity securities, centralized counterparties, and other assets.
[2]	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
[3]	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
[4]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
[5]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.